Shareholder Report, Holdings (Details)	May 31, 2024
C000163811 [Member] | Diploma PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000163811 [Member] | Greggs PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000163811 [Member] | Sdiptech AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000163811 [Member] | CAR Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000163811 [Member] | Fukuoka Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000163811 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000163811 [Member] | IPSOS SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000163811 [Member] | Chiba Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000163811 [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000163811 [Member] | JTC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000163811 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000163811 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Total Investments	51.60%
C000163811 [Member] | North America [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000163811 [Member] | Asia Pacific [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000163813 [Member] | Diploma PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000163813 [Member] | Greggs PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
C000163813 [Member] | Sdiptech AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000163813 [Member] | CAR Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[2]
C000163813 [Member] | Fukuoka Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[2]
C000163813 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
C000163813 [Member] | IPSOS SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000163813 [Member] | Chiba Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[2]
C000163813 [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[2]
C000163813 [Member] | JTC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[2]
C000163813 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%
C000163813 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Total Investments	51.60%
C000163813 [Member] | North America [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000163813 [Member] | Asia Pacific [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%

[1]	Excluding cash equivalents
[2]	Excluding cash equivalents